Advance from Customers	12 Months Ended
Jun. 30, 2021
Advance from Customers [Abstract]
ADVANCE FROM CUSTOMERS

NOTE 11 – ADVANCE FROM CUSTOMERS

Advance from customers as of June 30, 2021 and 2020 consisted of the following:

	2021	2020
Advance from customers	$2,993,656	$1,414,345
Total	$2,993,656	$1,414,345

E-Home received annual fees from senior care services customers and recognized revenues over the contract period. The amounts advanced from customers from senior care services were $2,817,048 and $1,414,345 as of June 30, 2021 and 2020, respectively, which will be recognized as senior care services revenue within 12 months. E-Home received advance from housekeeping services customers and recognized revenues when services are provided. The amounts advanced from customers from housekeeping services were $176,608 and $0 as of June 30, 2021 and 2020, respectively, which will be recognized as housekeeping services revenue within 12 months.